Cash Flow Information	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information
29.
Cash flow information
(a)
Cash generated from operations

	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Profit before income tax	3,632	4,373	6,045
Adjustments for:
Depreciation and amortization	1,001	1,160	1,004
Impairment provision for investment in an associate (Note 17)	-	-	23
Loss allowance for expected credit losses (Note 20)	9	47	17
Non-cash employee benefits expense – share based payments (Note 8)	647	665	649
Fair value gains on investments (Note 7)	(105)	(26)	-
Fair value gains of financial liability	-	(17)	-
Net losses/(gains) in relation to equity investments (Note 7)	10	-	(12)
Dividend income (Note 7)	(27)	(14)	(15)
Gains of step-up acquisition arising from business combination (Note 7)	(8)	(141)	(4)
Share of loss/(profit) of associates and joint ventures (Note 17)	47	(38)	(127)
Interest income (Note 6)	(530)	(711)	(1,052)
Interest expense	120	115	124
Net exchange differences	1	(7)	17
(Increase)/decrease in accounts receivable	(769)	906	(204)
(Increase)/decrease in inventories	(6)	10	7
Decrease/(increase) in other operating assets	408	(17)	85
Decrease in accounts payable	631	663	52
Increase in other operating liabilities	309	659	846
Cash generated from operations	5,370	7,627	7,455

(b)
Reconciliation of changes in liabilities from financing activities

The reconciliation of changes in liabilities from financing activities are mainly related to lease liabilities and notes payable which have been disclosed in the consolidated statements of cash flows, Note 14 and Note 25, respectively.